Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.(1)	11,478	$ 6,821,605
Curtiss-Wright Corp.	6,678	2,369,822
General Electric Co.	161,100	26,869,869
HEICO Corp.	16,415	3,902,502
Hexcel Corp.	14,542	911,783
Moog, Inc., Class A	4,502	886,174
Woodward, Inc.	7,808	1,299,407
		$ 43,061,162
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	18,195	$1,879,907
Expeditors International of Washington, Inc.	19,162	2,122,575
FedEx Corp.	29,970	8,431,460
GXO Logistics, Inc.(1)	14,264	620,484
United Parcel Service, Inc., Class B	98,977	12,481,000
		$25,535,426
Automobile Components — 0.1%
Aptiv PLC(1)	37,983	$2,297,212
Autoliv, Inc.	10,909	1,023,155
BorgWarner, Inc.	34,215	1,087,695
Lear Corp.	8,990	851,353
Modine Manufacturing Co.(1)	7,051	817,422
		$6,076,837
Automobiles — 2.5%
Ford Motor Co.	504,292	$4,992,491
General Motors Co.	145,416	7,746,310
Harley-Davidson, Inc.	17,804	536,435
Rivian Automotive, Inc., Class A(1)(2)	90,919	1,209,223
Tesla, Inc.(1)	318,006	128,423,543
Thor Industries, Inc.	6,696	640,874
		$143,548,876
Banks — 4.2%
Bank of America Corp.	893,956	$39,289,366
Bank OZK	12,536	558,228
BOK Financial Corp.	2,833	301,573
Cadence Bank	25,939	893,599
Citigroup, Inc.	262,115	18,450,275
Citizens Financial Group, Inc.	58,212	2,547,357
Comerica, Inc.	21,543	1,332,435
Commerce Bancshares, Inc.	21,941	1,367,144
Cullen/Frost Bankers, Inc.	10,212	1,370,961
East West Bancorp, Inc.	19,690	1,885,514
F.N.B. Corp.	52,079	769,728
Fifth Third Bancorp	90,155	3,811,753
First Citizens Bancshares, Inc., Class A	1,317	2,782,847
Security	Shares	Value
Banks (continued)
First Horizon Corp.	80,133	$ 1,613,879
Home BancShares, Inc.	22,755	643,967
Huntington Bancshares, Inc.	219,142	3,565,440
JPMorgan Chase & Co.	328,684	78,788,842
KeyCorp	139,902	2,397,920
M&T Bank Corp.	22,445	4,219,884
Old National Bancorp	43,636	947,119
Pinnacle Financial Partners, Inc.	9,343	1,068,746
PNC Financial Services Group, Inc.	54,990	10,604,821
Popular, Inc.	9,320	876,639
Regions Financial Corp.	119,718	2,815,767
SouthState Corp.	12,620	1,255,438
Synovus Financial Corp.	15,627	800,571
Truist Financial Corp.	183,883	7,976,845
U.S. Bancorp	216,235	10,342,520
Webster Financial Corp.	24,164	1,334,336
Wells Fargo & Co.	462,033	32,453,198
Western Alliance Bancorp	14,818	1,237,896
Wintrust Financial Corp.	10,651	1,328,286
Zions Bancorp NA	19,408	1,052,884
		$240,685,778
Beverages — 1.4%
Celsius Holdings, Inc.(1)	23,787	$626,550
Coca-Cola Co.	542,603	33,782,463
Coca-Cola Consolidated, Inc.	885	1,115,091
Keurig Dr. Pepper, Inc.	173,213	5,563,601
Monster Beverage Corp.(1)	112,128	5,893,448
PepsiCo, Inc.	196,771	29,920,998
		$76,902,151
Biotechnology — 2.2%
AbbVie, Inc.	225,632	$40,094,806
Alnylam Pharmaceuticals, Inc.(1)	16,124	3,794,138
Amgen, Inc.	69,176	18,030,033
Apellis Pharmaceuticals, Inc.(1)	14,184	452,611
Biogen, Inc.(1)	19,710	3,014,053
BioMarin Pharmaceutical, Inc.(1)	23,428	1,539,922
Blueprint Medicines Corp.(1)	9,135	796,755
Cytokinetics, Inc.(1)	14,421	678,364
Exact Sciences Corp.(1)	25,895	1,455,040
Exelixis, Inc.(1)	40,744	1,356,775
Gilead Sciences, Inc.	155,155	14,331,667
Halozyme Therapeutics, Inc.(1)	13,274	634,630
Incyte Corp.(1)	22,316	1,541,366
Insmed, Inc.(1)	22,151	1,529,305
Ionis Pharmaceuticals, Inc.(1)	19,122	668,505
Krystal Biotech, Inc.(1)	4,845	759,018
Madrigal Pharmaceuticals, Inc.(1)	2,333	719,894
Moderna, Inc.(1)	43,220	1,797,088
Neurocrine Biosciences, Inc.(1)	11,567	1,578,896

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(1)	13,316	$ 9,485,386
Revolution Medicines, Inc.(1)	17,907	783,252
Roivant Sciences Ltd.(1)	53,909	637,744
Sarepta Therapeutics, Inc.(1)	12,073	1,467,956
United Therapeutics Corp.(1)	5,550	1,958,262
Vaxcyte, Inc.(1)	15,266	1,249,675
Vertex Pharmaceuticals, Inc.(1)	33,393	13,447,361
Viking Therapeutics, Inc.(1)(2)	13,721	552,133
		$124,354,635
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	1,024,785	$224,827,581
eBay, Inc.	57,764	3,578,480
Etsy, Inc.(1)	16,765	886,701
Macy's, Inc.	31,445	532,364
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	780,838
		$230,605,964
Building Products — 1.0%
A.O. Smith Corp.	16,483	$1,124,306
AAON, Inc.	8,903	1,047,705
Advanced Drainage Systems, Inc.	9,669	1,117,736
Allegion PLC	11,900	1,555,092
Armstrong World Industries, Inc.	5,039	712,162
AZEK Co., Inc.(1)	17,500	830,725
Carlisle Cos., Inc.	14,302	5,275,150
Carrier Global Corp.	125,427	8,561,647
Fortune Brands Innovations, Inc.	17,279	1,180,674
Johnson Controls International PLC	98,634	7,785,182
Lennox International, Inc.	4,540	2,766,222
Masco Corp.	23,254	1,687,543
Owens Corning	27,621	4,704,409
Simpson Manufacturing Co., Inc.	5,298	878,567
Trane Technologies PLC	34,404	12,707,117
Trex Co., Inc.(1)	14,931	1,030,687
UFP Industries, Inc.	5,762	649,089
Zurn Elkay Water Solutions Corp., Class C	20,000	746,000
		$54,360,013
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	5,309	$981,740
Ameriprise Financial, Inc.	13,017	6,930,641
Ares Management Corp., Class A	26,631	4,714,486
Bank of New York Mellon Corp.	102,683	7,889,135
Blackrock, Inc.	19,888	20,387,388
Blackstone, Inc.	99,852	17,216,482
Blue Owl Capital, Inc.	64,997	1,511,830
Carlyle Group, Inc.	24,373	1,230,593
Cboe Global Markets, Inc.	13,736	2,684,014
Charles Schwab Corp.	210,767	15,598,866
CME Group, Inc.	51,101	11,867,185
Security	Shares	Value
Capital Markets (continued)
Coinbase Global, Inc., Class A(1)	27,864	$ 6,918,631
Evercore, Inc., Class A	5,932	1,644,291
FactSet Research Systems, Inc.	4,345	2,086,817
Franklin Resources, Inc.	47,893	971,749
Goldman Sachs Group, Inc.	43,423	24,864,878
Hamilton Lane, Inc., Class A	6,000	888,300
Houlihan Lokey, Inc.	5,612	974,580
Interactive Brokers Group, Inc., Class A	14,226	2,513,307
Intercontinental Exchange, Inc.	80,988	12,068,022
Invesco Ltd.	58,955	1,030,533
Janus Henderson Group PLC	19,013	808,623
Jefferies Financial Group, Inc.	19,258	1,509,827
KKR & Co., Inc.	93,909	13,890,080
LPL Financial Holdings, Inc.	10,812	3,530,226
MarketAxess Holdings, Inc.	4,905	1,108,726
Moody's Corp.	19,308	9,139,828
Morningstar, Inc.	3,966	1,335,590
MSCI, Inc.	9,447	5,668,295
Nasdaq, Inc.	56,535	4,370,721
Northern Trust Corp.	25,730	2,637,325
Raymond James Financial, Inc.	24,578	3,817,701
S&P Global, Inc.	38,871	19,358,924
SEI Investments Co.	14,768	1,218,065
State Street Corp.	43,251	4,245,086
Stifel Financial Corp.	11,864	1,258,533
T. Rowe Price Group, Inc.	30,454	3,444,043
TPG, Inc.	15,316	962,457
Tradeweb Markets, Inc., Class A	17,457	2,285,471
		$225,562,989
Chemicals — 1.4%
Air Products and Chemicals, Inc.	33,155	$9,616,276
Arcadium Lithium PLC(1)	278,089	1,426,597
Ashland, Inc.	9,807	700,808
Axalta Coating Systems Ltd.(1)	33,822	1,157,389
Balchem Corp.	6,341	1,033,551
Cabot Corp.	11,242	1,026,507
Celanese Corp.	15,697	1,086,390
Eastman Chemical Co.	19,490	1,779,827
Ecolab, Inc.	38,060	8,918,219
Element Solutions, Inc.	26,684	678,574
FMC Corp.	23,761	1,155,022
International Flavors & Fragrances, Inc.	36,918	3,121,417
Linde PLC	67,988	28,464,536
Mosaic Co.	60,550	1,488,319
PPG Industries, Inc.	37,505	4,479,972
RPM International, Inc.	19,497	2,399,301
Sherwin-Williams Co.	35,462	12,054,598
		$80,587,303

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.7%
Brink's Co.	5,621	$ 521,460
Casella Waste Systems, Inc., Class A(1)	8,277	875,789
Cintas Corp.	38,008	6,944,062
Clean Harbors, Inc.(1)	6,088	1,401,092
Copart, Inc.(1)	109,029	6,257,174
MSA Safety, Inc.	4,618	765,526
Republic Services, Inc.	28,958	5,825,771
Rollins, Inc.	36,225	1,679,029
Tetra Tech, Inc.	39,920	1,590,413
Veralto Corp.	26,459	2,694,849
Waste Management, Inc.	56,611	11,423,534
		$39,978,699
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	125,140	$13,831,724
Ciena Corp.(1)	16,458	1,395,803
Cisco Systems, Inc.	480,593	28,451,105
F5, Inc.(1)	5,823	1,464,310
Juniper Networks, Inc.	37,122	1,390,219
Motorola Solutions, Inc.	19,678	9,095,762
		$55,628,923
Construction & Engineering — 0.3%
AECOM	16,411	$1,753,023
API Group Corp.(1)	29,281	1,053,238
Comfort Systems USA, Inc.	4,371	1,853,566
Dycom Industries, Inc.(1)	3,969	690,844
EMCOR Group, Inc.	5,942	2,697,074
MasTec, Inc.(1)	10,386	1,413,950
Quanta Services, Inc.	20,445	6,461,642
Valmont Industries, Inc.	3,406	1,044,518
WillScot Holdings Corp.(1)	19,834	663,447
		$17,631,302
Construction Materials — 0.5%
CRH PLC	154,021	$14,250,023
Summit Materials, Inc., Class A(1)	38,461	1,946,126
Vulcan Materials Co.	40,664	10,460,001
		$26,656,150
Consumer Finance — 0.8%
Ally Financial, Inc.	42,829	$1,542,272
American Express Co.	77,163	22,901,207
Capital One Financial Corp.	52,852	9,424,569
Credit Acceptance Corp.(1)	584	274,165
Discover Financial Services	33,771	5,850,150
FirstCash Holdings, Inc.	5,630	583,268
OneMain Holdings, Inc.	16,018	835,018
SLM Corp.	22,631	624,163
SoFi Technologies, Inc.(1)	131,583	2,026,378
Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	58,171	$ 3,781,115
		$ 47,842,305
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	49,533	$ 972,828
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,484,014
Casey's General Stores, Inc.	5,243	2,077,434
Costco Wholesale Corp.	50,299	46,087,465
Dollar General Corp.	23,614	1,790,413
Dollar Tree, Inc.(1)(2)	27,373	2,051,333
Kroger Co.	118,319	7,235,207
Performance Food Group Co.(1)	25,075	2,120,091
Sprouts Farmers Market, Inc.(1)	17,485	2,221,819
Sysco Corp.	81,086	6,199,835
Target Corp.	52,455	7,090,867
U.S. Foods Holding Corp.(1)	40,557	2,735,975
Walmart, Inc.	492,542	44,501,170
		$126,568,451
Containers & Packaging — 0.4%
Amcor PLC	231,372	$2,177,211
AptarGroup, Inc.	8,864	1,392,534
Avery Dennison Corp.	12,733	2,382,726
Ball Corp.	45,520	2,509,518
Berry Global Group, Inc.	22,280	1,440,848
Crown Holdings, Inc.	16,049	1,327,092
Graphic Packaging Holding Co.	54,728	1,486,412
International Paper Co.	52,517	2,826,465
Packaging Corp. of America	14,121	3,179,061
Sealed Air Corp.	29,677	1,003,973
Silgan Holdings, Inc.	7,723	401,982
Smurfit WestRock PLC	83,004	4,470,595
Sonoco Products Co.	16,517	806,855
		$25,405,272
Distributors — 0.1%
Genuine Parts Co.	18,010	$2,102,848
LKQ Corp.	29,890	1,098,458
Pool Corp.	4,776	1,628,329
		$4,829,635
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$905,534
Duolingo, Inc.(1)	3,780	1,225,589
H&R Block, Inc.	13,245	699,866
Service Corp. International	19,420	1,550,104
		$4,381,093
Diversified REITs — 0.0%(3)
Essential Properties Realty Trust, Inc.	21,831	$682,874

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified REITs (continued)
W.P. Carey, Inc.	30,578	$ 1,665,889
		$ 2,348,763
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	846,598	$ 19,277,037
Verizon Communications, Inc.	511,359	20,449,246
		$ 39,726,283
Electric Utilities — 0.9%
Alliant Energy Corp.	31,376	$ 1,855,577
Constellation Energy Corp.	42,002	9,396,268
Evergy, Inc.	27,382	1,685,362
Eversource Energy	49,680	2,853,122
Exelon Corp.	141,215	5,315,333
IDACORP, Inc.	8,719	952,812
NextEra Energy, Inc.	280,425	20,103,668
NRG Energy, Inc.	25,261	2,279,047
Portland General Electric Co.	12,060	526,057
Xcel Energy, Inc.	78,303	5,287,019
		$50,254,265
Electrical Equipment — 1.3%
Acuity Brands, Inc.	3,937	$1,150,116
AMETEK, Inc.	37,009	6,671,242
Atkore, Inc.	5,875	490,269
Eaton Corp. PLC	60,514	20,082,781
Emerson Electric Co.	85,497	10,595,643
GE Vernova, Inc.	38,754	12,747,353
Hubbell, Inc.	7,872	3,297,502
NEXTracker, Inc., Class A(1)	21,434	782,984
nVent Electric PLC	28,691	1,955,579
Regal Rexnord Corp.	8,971	1,391,671
Rockwell Automation, Inc.	18,275	5,222,812
Sensata Technologies Holding PLC	31,243	856,058
Vertiv Holdings Co., Class A	58,368	6,631,189
		$71,875,199
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	183,592	$12,750,464
Arrow Electronics, Inc.(1)	6,623	749,194
Avnet, Inc.	12,127	634,485
Badger Meter, Inc.	5,790	1,228,175
CDW Corp.	17,531	3,051,095
Cognex Corp.	22,328	800,682
Coherent Corp.(1)	23,803	2,254,858
Corning, Inc.	93,221	4,429,862
Insight Enterprises, Inc.(1)	3,940	599,274
Itron, Inc.(1)	7,290	791,548
Jabil, Inc.	11,317	1,628,516
Keysight Technologies, Inc.(1)	27,819	4,468,566
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	4,405	$ 1,038,038
Novanta, Inc.(1)	4,232	646,523
TD SYNNEX Corp.	8,146	955,363
Teledyne Technologies, Inc.(1)	6,956	3,228,488
Trimble, Inc.(1)	34,815	2,460,028
Vontier Corp.	19,585	714,265
Zebra Technologies Corp., Class A(1)	6,550	2,529,741
		$ 44,959,165
Energy Equipment & Services — 0.2%
Baker Hughes Co.	302,934	$12,426,353
		$12,426,353
Entertainment — 1.6%
Electronic Arts, Inc.	29,931	$4,378,905
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,672,388
Liberty Media Corp.-Liberty Live, Class A(1)	3,850	256,256
Live Nation Entertainment, Inc.(1)	21,315	2,760,293
Netflix, Inc.(1)	51,450	45,858,414
ROBLOX Corp., Class A(1)	64,362	3,723,985
Roku, Inc.(1)	15,348	1,140,970
Take-Two Interactive Software, Inc.(1)	20,124	3,704,426
Walt Disney Co.	229,546	25,559,947
Warner Bros. Discovery, Inc.(1)	271,041	2,864,904
Warner Music Group Corp., Class A	19,984	619,504
		$93,539,992
Financial Services — 3.1%
Affirm Holdings, Inc.(1)	25,669	$1,563,242
Apollo Global Management, Inc.	54,829	9,055,558
Corpay, Inc.(1)	8,162	2,762,184
Equitable Holdings, Inc.	50,312	2,373,217
Essent Group Ltd.	16,779	913,449
Euronet Worldwide, Inc.(1)	7,279	748,572
Fidelity National Information Services, Inc.	64,432	5,204,173
Fiserv, Inc.(1)	68,031	13,974,928
Jack Henry & Associates, Inc.	8,677	1,521,078
Jackson Financial, Inc., Class A	10,701	931,843
Mastercard, Inc., Class A	99,596	52,444,266
MGIC Investment Corp.	43,154	1,023,181
Mr. Cooper Group, Inc.(1)	11,725	1,125,717
PayPal Holdings, Inc.(1)	123,196	10,514,779
PennyMac Financial Services, Inc.	858	87,636
Radian Group, Inc.	23,336	740,218
Shift4 Payments, Inc., Class A(1)	7,065	733,206
Toast, Inc., Class A(1)	40,847	1,488,873
Visa, Inc., Class A	208,087	65,763,815
Voya Financial, Inc.	12,965	892,381
WEX, Inc.(1)	6,147	1,077,692
		$174,940,008

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 0.9%
Bunge Global SA	24,521	$ 1,906,753
Campbell's Co.	35,599	1,490,886
Conagra Brands, Inc.	67,700	1,878,675
Darling Ingredients, Inc.(1)	28,014	943,792
Flowers Foods, Inc.	28,590	590,670
Freshpet, Inc.(1)	7,501	1,110,973
General Mills, Inc.	85,021	5,421,789
Hershey Co.	24,016	4,067,110
Hormel Foods Corp.	49,662	1,557,897
Ingredion, Inc.	9,520	1,309,571
J.M. Smucker Co.	17,585	1,936,460
Kellanova	48,029	3,888,908
Kraft Heinz Co.	137,207	4,213,627
Lamb Weston Holdings, Inc.	23,745	1,586,878
Lancaster Colony Corp.	3,293	570,150
McCormick & Co., Inc.	44,925	3,425,082
Mondelez International, Inc., Class A	212,952	12,719,623
		$48,618,844
Gas Utilities — 0.0%(3)
National Fuel Gas Co.	15,220	$923,550
Southwest Gas Holdings, Inc.	11,528	815,145
UGI Corp.	36,167	1,020,994
		$2,759,689
Ground Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	12,319	$2,102,360
Knight-Swift Transportation Holdings, Inc.	24,186	1,282,825
Landstar System, Inc.	4,999	859,128
Lyft, Inc., Class A(1)	41,912	540,665
Old Dominion Freight Line, Inc.	24,394	4,303,102
Ryder System, Inc.	6,757	1,059,903
Saia, Inc.(1)	4,104	1,870,316
Uber Technologies, Inc.(1)	245,110	14,785,035
Union Pacific Corp.	80,550	18,368,622
XPO, Inc.(1)	14,264	1,870,724
		$47,042,680
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	217,573	$24,609,682
Align Technology, Inc.(1)	8,784	1,831,552
Baxter International, Inc.	68,916	2,009,591
Becton Dickinson & Co.	36,063	8,181,613
Boston Scientific Corp.(1)	189,897	16,961,600
Cooper Cos., Inc.(1)	26,964	2,478,800
DENTSPLY SIRONA, Inc.	35,033	664,926
DexCom, Inc.(1)	52,117	4,053,139
Edwards Lifesciences Corp.(1)	74,182	5,491,693
GE HealthCare Technologies, Inc.	53,703	4,198,500
Glaukos Corp.(1)	6,290	943,123
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(1)	12,421	$ 1,027,341
Hologic, Inc.(1)	32,429	2,337,807
IDEXX Laboratories, Inc.(1)	9,853	4,073,624
Inspire Medical Systems, Inc.(1)	4,579	848,855
Insulet Corp.(1)	8,612	2,248,335
Intuitive Surgical, Inc.(1)	45,399	23,696,462
Medtronic PLC	162,486	12,979,382
Merit Medical Systems, Inc.(1)	8,686	840,110
Penumbra, Inc.(1)	5,177	1,229,434
ResMed, Inc.	18,908	4,324,070
STERIS PLC	12,453	2,559,839
Stryker Corp.	44,792	16,127,360
Teleflex, Inc.	5,702	1,014,842
Zimmer Biomet Holdings, Inc.	23,030	2,432,659
		$147,164,339
Health Care Providers & Services — 1.8%
Centene Corp.(1)	64,401	$3,901,413
Chemed Corp.	2,008	1,063,838
Cigna Group	33,922	9,367,221
CVS Health Corp.	156,571	7,028,472
DaVita, Inc.(1)	5,316	795,008
Elevance Health, Inc.	29,155	10,755,279
Encompass Health Corp.	12,962	1,197,041
Ensign Group, Inc.	8,432	1,120,276
HealthEquity, Inc.(1)	11,570	1,110,141
Henry Schein, Inc.(1)	15,113	1,045,820
Humana, Inc.	14,984	3,801,591
Labcorp Holdings, Inc.	10,768	2,469,318
Molina Healthcare, Inc.(1)	7,407	2,155,807
Option Care Health, Inc.(1)	22,841	529,911
Quest Diagnostics, Inc.	15,257	2,301,671
UnitedHealth Group, Inc.	109,341	55,311,238
		$103,954,045
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	24,445	$2,384,610
Healthcare Realty Trust, Inc.	53,295	903,350
Healthpeak Properties, Inc.	99,240	2,011,595
Omega Healthcare Investors, Inc.	34,847	1,318,959
Ventas, Inc.	56,995	3,356,435
Welltower, Inc.	84,536	10,654,072
		$20,629,021
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$620,339
Veeva Systems, Inc., Class A(1)	16,425	3,453,356
		$4,073,695

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs — 0.0%(3)
Host Hotels & Resorts, Inc.	98,442	$ 1,724,704
Ryman Hospitality Properties, Inc.	8,211	856,736
		$ 2,581,440
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(1)	51,316	$ 6,743,436
Aramark	39,856	1,487,027
Booking Holdings, Inc.	4,006	19,903,490
Cava Group, Inc.(1)	12,421	1,401,089
Chipotle Mexican Grill, Inc.(1)	218,800	13,193,640
Choice Hotels International, Inc.	3,713	527,172
Darden Restaurants, Inc.	17,480	3,263,341
Domino's Pizza, Inc.	6,084	2,553,820
Hilton Worldwide Holdings, Inc.	29,283	7,237,586
Hyatt Hotels Corp., Class A	5,006	785,842
Marriott International, Inc., Class A	28,972	8,081,450
Planet Fitness, Inc., Class A(1)	12,440	1,229,943
Starbucks Corp.	179,512	16,380,470
Texas Roadhouse, Inc.	9,788	1,766,049
Vail Resorts, Inc.	3,170	594,216
Wingstop, Inc.	4,983	1,416,169
Wyndham Hotels & Resorts, Inc.	11,818	1,191,136
Yum! Brands, Inc.	47,187	6,330,608
		$94,086,484
Household Durables — 0.5%
D.R. Horton, Inc.	40,963	$5,727,447
Installed Building Products, Inc.	3,356	588,139
KB Home	12,921	849,168
Lennar Corp., Class A	35,045	4,779,087
Meritage Homes Corp.	5,824	895,848
Mohawk Industries, Inc.(1)	7,595	904,792
NVR, Inc.(1)	424	3,467,853
PulteGroup, Inc.	27,634	3,009,343
Taylor Morrison Home Corp.(1)	17,249	1,055,811
Tempur Sealy International, Inc.	15,618	885,384
Toll Brothers, Inc.	14,355	1,808,012
TopBuild Corp.(1)	4,629	1,441,193
Whirlpool Corp.	7,454	853,334
		$26,265,411
Household Products — 1.1%
Church & Dwight Co., Inc.	28,787	$3,014,287
Clorox Co.	15,502	2,517,680
Colgate-Palmolive Co.	90,783	8,253,082
Kimberly-Clark Corp.	35,856	4,698,570
Procter & Gamble Co.	264,286	44,307,548
		$62,791,167
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp.	87,131	$ 1,121,376
Brookfield Renewable Corp.	15,670	433,432
Clearway Energy, Inc., Class C	3,312	86,112
		$ 1,640,920
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	40,080	$ 857,712
EastGroup Properties, Inc.	6,746	1,082,666
First Industrial Realty Trust, Inc.	18,637	934,273
Prologis, Inc.	125,087	13,221,696
Rexford Industrial Realty, Inc.	30,750	1,188,795
STAG Industrial, Inc.	25,716	869,715
Terreno Realty Corp.	13,401	792,535
		$18,947,392
Insurance — 2.4%
Aflac, Inc.	70,509	$7,293,451
Allstate Corp.	37,181	7,168,125
American Financial Group, Inc.	8,443	1,156,100
American International Group, Inc.	83,561	6,083,241
Aon PLC, Class A	28,745	10,324,054
Arch Capital Group Ltd.	51,356	4,742,727
Arthur J. Gallagher & Co.	27,990	7,944,962
Axis Capital Holdings Ltd.	11,680	1,035,082
Brown & Brown, Inc.	31,972	3,261,783
Cincinnati Financial Corp.	19,692	2,829,740
Everest Group Ltd.	6,034	2,187,084
First American Financial Corp.	12,153	758,833
Globe Life, Inc.	13,850	1,544,552
Hanover Insurance Group, Inc.	4,418	683,288
Hartford Financial Services Group, Inc.	39,363	4,306,312
Kinsale Capital Group, Inc.	3,254	1,513,533
Lincoln National Corp.	20,704	656,524
Marsh & McLennan Cos., Inc.	67,217	14,277,563
MetLife, Inc.	82,674	6,769,347
Old Republic International Corp.	26,730	967,359
Primerica, Inc.	5,736	1,556,865
Principal Financial Group, Inc.	29,433	2,278,409
Progressive Corp.	80,324	19,246,434
Prudential Financial, Inc.	51,793	6,139,024
Reinsurance Group of America, Inc.	8,453	1,805,814
RenaissanceRe Holdings Ltd.	7,066	1,758,091
Ryan Specialty Holdings, Inc.	10,000	641,600
Selective Insurance Group, Inc.	8,916	833,824
Travelers Cos., Inc.	32,729	7,884,089
Unum Group	26,123	1,907,763
W.R. Berkley Corp.	38,039	2,226,042
White Mountains Insurance Group Ltd.	375	729,398
Willis Towers Watson PLC	14,506	4,543,859
		$137,054,872

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	1,203,438	$ 227,810,813
Pinterest, Inc., Class A(1)	74,626	2,164,154
Snap, Inc., Class A(1)	139,856	1,506,249
ZoomInfo Technologies, Inc.(1)	36,468	383,279
		$ 231,864,495
IT Services — 1.5%
Accenture PLC, Class A	74,261	$ 26,124,277
Akamai Technologies, Inc.(1)	14,931	1,428,150
Amdocs Ltd.	14,063	1,197,324
Cloudflare, Inc., Class A(1)	36,158	3,893,493
Cognizant Technology Solutions Corp., Class A	55,783	4,289,713
EPAM Systems, Inc.(1)	7,499	1,753,416
Gartner, Inc.(1)	9,236	4,474,565
GoDaddy, Inc., Class A(1)	16,929	3,341,277
International Business Machines Corp.	111,560	24,524,235
Kyndryl Holdings, Inc.(1)	27,703	958,524
MongoDB, Inc.(1)	8,773	2,042,442
Snowflake, Inc., Class A(1)	35,428	5,470,438
Twilio, Inc., Class A(1)	17,506	1,892,048
VeriSign, Inc.(1)	9,083	1,879,818
		$83,269,720
Leisure Products — 0.0%(3)
Brunswick Corp.	13,999	$905,455
Hasbro, Inc.	15,358	858,666
Mattel, Inc.(1)	49,315	874,355
		$2,638,476
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	35,803	$4,809,775
Avantor, Inc.(1)	94,362	1,988,207
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,071,600
Bio-Techne Corp.	18,380	1,323,911
Bruker Corp.	10,235	599,976
Charles River Laboratories International, Inc.(1)	7,469	1,378,777
Danaher Corp.	87,994	20,199,023
Illumina, Inc.(1)	20,253	2,706,408
IQVIA Holdings, Inc.(1)	21,577	4,240,096
Medpace Holdings, Inc.(1)	3,135	1,041,541
Mettler-Toledo International, Inc.(1)	2,450	2,998,016
Repligen Corp.(1)	8,424	1,212,551
Revvity, Inc.	17,808	1,987,551
Thermo Fisher Scientific, Inc.	48,047	24,995,491
Waters Corp.(1)	7,201	2,671,427
West Pharmaceutical Services, Inc.	9,560	3,131,474
		$76,355,824
Machinery — 2.6%
AGCO Corp.	9,698	$906,569
Security	Shares	Value
Machinery (continued)
Allison Transmission Holdings, Inc.	10,686	$ 1,154,729
Caterpillar, Inc.	72,536	26,313,159
Chart Industries, Inc.(1)	5,302	1,011,834
CNH Industrial NV	132,634	1,502,743
Cummins, Inc.	21,600	7,529,760
Deere & Co.	38,324	16,237,879
Donaldson Co., Inc.	15,838	1,066,689
Dover Corp.	20,632	3,870,563
ESAB Corp.	11,201	1,343,448
Federal Signal Corp.	9,577	884,819
Flowserve Corp.	21,203	1,219,597
Fortive Corp.	56,340	4,225,500
Franklin Electric Co., Inc.	7,879	767,809
Graco, Inc.	23,810	2,006,945
IDEX Corp.	10,928	2,287,121
Illinois Tool Works, Inc.	45,153	11,448,995
Ingersoll Rand, Inc.	64,674	5,850,410
ITT, Inc.	14,708	2,101,479
Lincoln Electric Holdings, Inc.	7,639	1,432,083
Middleby Corp.(1)	8,322	1,127,215
Mueller Industries, Inc.	13,903	1,103,342
Nordson Corp.	9,710	2,031,720
Oshkosh Corp.	8,141	773,965
Otis Worldwide Corp.	64,881	6,008,630
PACCAR, Inc.	77,107	8,020,670
Parker-Hannifin Corp.	19,333	12,296,368
Pentair PLC	23,466	2,361,618
Snap-on, Inc.	8,819	2,993,874
SPX Technologies, Inc.(1)	8,666	1,261,076
Stanley Black & Decker, Inc.	21,711	1,743,176
Timken Co.	10,680	762,232
Toro Co.	14,144	1,132,934
Watts Water Technologies, Inc., Class A	4,503	915,460
Westinghouse Air Brake Technologies Corp.	25,020	4,743,542
Xylem, Inc.	38,687	4,488,466
		$144,926,419
Media — 0.6%
Charter Communications, Inc., Class A(1)	11,038	$3,783,495
Comcast Corp., Class A	453,517	17,020,493
Interpublic Group of Cos., Inc.	55,503	1,555,194
Liberty Broadband Corp., Class C(1)	18,039	1,348,596
New York Times Co., Class A	18,406	958,032
Nexstar Media Group, Inc.	4,833	763,469
Omnicom Group, Inc.	21,793	1,875,070
Paramount Global, Class B	91,715	959,339
Trade Desk, Inc., Class A(1)	55,116	6,477,783
		$34,741,471
Metals & Mining — 0.4%
ATI, Inc.(1)	41,797	$2,300,507

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Carpenter Technology Corp.	14,852	$ 2,520,533
Commercial Metals Co.	39,906	1,979,338
Nucor Corp.	75,654	8,829,578
Reliance, Inc.	16,913	4,553,994
Steel Dynamics, Inc.	44,223	5,044,518
		$ 25,228,468
Mortgage REITs — 0.1%
AGNC Investment Corp.(2)	104,028	$ 958,098
Annaly Capital Management, Inc.	71,106	1,301,240
Rithm Capital Corp.	68,495	741,801
Starwood Property Trust, Inc.	42,268	800,978
		$3,802,117
Multi-Utilities — 0.7%
Ameren Corp.	37,576	$3,349,524
CMS Energy Corp.	36,745	2,449,054
Consolidated Edison, Inc.	48,829	4,357,012
Dominion Energy, Inc.	118,402	6,377,132
DTE Energy Co.	29,175	3,522,881
NiSource, Inc.	53,939	1,982,798
Public Service Enterprise Group, Inc.	70,361	5,944,801
Sempra	89,475	7,848,747
WEC Energy Group, Inc.	44,602	4,194,372
		$40,026,321
Office REITs — 0.1%
BXP, Inc.	22,161	$1,647,892
COPT Defense Properties	7,468	231,135
Vornado Realty Trust	23,964	1,007,446
		$2,886,473
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	213,571	$10,552,543
		$10,552,543
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$854,080
		$854,080
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	19,298	$1,249,545
American Airlines Group, Inc.(1)	88,283	1,538,773
Delta Air Lines, Inc.	83,412	5,046,426
		$7,834,744
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	15,888	$1,197,002
Coty, Inc., Class A(1)	59,093	411,287
e.l.f. Beauty, Inc.(1)	6,136	770,375
Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc., Class A	28,678	$ 2,150,276
Kenvue, Inc.	222,342	4,747,002
		$ 9,275,942
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	262,826	$ 14,865,439
Elanco Animal Health, Inc.(1)	74,870	906,676
Eli Lilly & Co.	100,071	77,254,812
Jazz Pharmaceuticals PLC(1)	5,370	661,315
Merck & Co., Inc.	322,732	32,105,379
Organon & Co.	37,716	562,723
Pfizer, Inc.	721,148	19,132,056
Royalty Pharma PLC, Class A	44,360	1,131,624
Zoetis, Inc.	59,158	9,638,613
		$156,258,637
Professional Services — 0.8%
Automatic Data Processing, Inc.	49,083	$14,368,067
Booz Allen Hamilton Holding Corp.	16,491	2,122,392
Broadridge Financial Solutions, Inc.	13,111	2,964,266
Dayforce, Inc.(1)(2)	19,247	1,398,102
Equifax, Inc.	14,541	3,705,774
ExlService Holdings, Inc.(1)	21,250	943,075
Exponent, Inc.	5,782	515,176
FTI Consulting, Inc.(1)	3,808	727,823
Genpact Ltd.	18,622	799,815
Maximus, Inc.	8,571	639,825
Parsons Corp.(1)	2,630	242,617
Paychex, Inc.	39,100	5,482,602
Paycom Software, Inc.	7,048	1,444,629
Paylocity Holding Corp.(1)	5,269	1,051,007
Robert Half, Inc.	8,843	623,078
Science Applications International Corp.	5,120	572,314
SS&C Technologies Holdings, Inc.	27,152	2,057,579
TransUnion	22,499	2,085,882
TriNet Group, Inc.	6,210	563,682
Verisk Analytics, Inc.	17,085	4,705,721
		$47,013,426
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	41,002	$5,383,153
CoStar Group, Inc.(1)	48,933	3,503,113
Jones Lang LaSalle, Inc.(1)	7,080	1,792,231
Zillow Group, Inc., Class C(1)	22,221	1,645,465
		$12,323,962
Residential REITs — 0.4%
AvalonBay Communities, Inc.	20,035	$4,407,099
Camden Property Trust	14,848	1,722,962
Equity LifeStyle Properties, Inc.	25,196	1,678,054

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs (continued)
Equity Residential	52,556	$ 3,771,419
Essex Property Trust, Inc.	9,010	2,571,814
Invitation Homes, Inc.	84,060	2,687,398
Mid-America Apartment Communities, Inc.	16,410	2,536,494
Sun Communities, Inc.	17,392	2,138,694
UDR, Inc.	46,335	2,011,402
		$ 23,525,336
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$1,177,409
Federal Realty Investment Trust	11,607	1,299,404
Kimco Realty Corp.	93,381	2,187,917
Kite Realty Group Trust	30,789	777,114
NNN REIT, Inc.	25,723	1,050,785
Realty Income Corp.	123,034	6,571,246
Regency Centers Corp.	25,932	1,917,153
Simon Property Group, Inc.	45,711	7,871,891
		$22,852,919
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc.(1)	191,095	$23,082,365
Allegro MicroSystems, Inc.(1)	3,950	86,347
Analog Devices, Inc.	60,360	12,824,086
Applied Materials, Inc.	100,220	16,298,779
Broadcom, Inc.	533,114	123,597,150
Cirrus Logic, Inc.(1)	7,380	734,900
Enphase Energy, Inc.(1)	16,417	1,127,520
Entegris, Inc.	17,978	1,780,901
First Solar, Inc.(1)	12,403	2,185,905
Intel Corp.	519,559	10,417,158
KLA Corp.	16,420	10,346,570
Lam Research Corp.	158,890	11,476,625
Lattice Semiconductor Corp.(1)	15,108	855,868
Marvell Technology, Inc.	100,021	11,047,319
Microchip Technology, Inc.	67,302	3,859,770
Micron Technology, Inc.	133,068	11,199,003
MKS Instruments, Inc.	11,984	1,251,010
Monolithic Power Systems, Inc.	5,488	3,247,250
NVIDIA Corp.	2,525,067	339,091,247
ON Semiconductor Corp.(1)	47,391	2,988,002
Onto Innovation, Inc.(1)	6,230	1,038,354
Qorvo, Inc.(1)	11,584	810,069
QUALCOMM, Inc.	135,503	20,815,971
Rambus, Inc.(1)	13,679	723,072
Skyworks Solutions, Inc.	20,197	1,791,070
Teradyne, Inc.	17,105	2,153,862
Texas Instruments, Inc.	110,597	20,738,043
Universal Display Corp.	6,342	927,200
		$636,495,416
Security	Shares	Value
Software — 10.7%
Adobe, Inc.(1)	53,279	$ 23,692,106
Altair Engineering, Inc., Class A(1)	4,845	528,638
ANSYS, Inc.(1)	10,737	3,621,912
AppFolio, Inc., Class A(1)	3,500	863,520
AppLovin Corp., Class A(1)	25,144	8,142,381
Aspen Technology, Inc.(1)	3,986	995,025
Atlassian Corp., Class A(1)	19,033	4,632,252
Autodesk, Inc.(1)	25,432	7,516,936
Bentley Systems, Inc., Class B	16,578	774,193
Bill Holdings, Inc.(1)	14,150	1,198,646
Cadence Design Systems, Inc.(1)	31,634	9,504,752
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	762,450
Clearwater Analytics Holdings, Inc., Class A(1)	6,958	191,484
Commvault Systems, Inc.(1)	5,190	783,223
Confluent, Inc., Class A(1)	18,851	527,074
CrowdStrike Holdings, Inc., Class A(1)	26,969	9,227,713
Datadog, Inc., Class A(1)	33,373	4,768,668
DocuSign, Inc.(1)	26,144	2,351,391
Dolby Laboratories, Inc., Class A	6,538	510,618
Dropbox, Inc., Class A(1)	18,546	557,122
Dynatrace, Inc.(1)	27,803	1,511,093
Elastic NV(1)	8,376	829,894
Fair Isaac Corp.(1)	2,971	5,915,053
Fortinet, Inc.(1)	74,564	7,044,807
Gen Digital, Inc.	59,180	1,620,348
Guidewire Software, Inc.(1)	8,247	1,390,279
HashiCorp, Inc., Class A(1)	15,000	513,150
HubSpot, Inc.(1)	5,517	3,844,080
Intuit, Inc.	33,124	20,818,434
Manhattan Associates, Inc.(1)	6,811	1,840,605
MARA Holdings, Inc.(1)(2)	38,039	637,914
Microsoft Corp.	787,438	331,905,117
Nutanix, Inc., Class A(1)	29,688	1,816,312
Oracle Corp.	196,367	32,722,597
Palo Alto Networks, Inc.(1)	76,574	13,933,405
PTC, Inc.(1)	15,079	2,772,576
Qualys, Inc.(1)	4,602	645,292
Roper Technologies, Inc.	13,018	6,767,407
Salesforce, Inc.	113,041	37,792,997
SentinelOne, Inc., Class A(1)	22,483	499,123
ServiceNow, Inc.(1)	24,380	25,845,726
Smartsheet, Inc., Class A(1)	15,781	884,209
SPS Commerce, Inc.(1)	4,586	843,778
Synopsys, Inc.(1)	18,088	8,779,192
Tenable Holdings, Inc.(1)	12,123	477,404
Tyler Technologies, Inc.(1)	4,951	2,854,945
Varonis Systems, Inc.(1)	13,142	583,899
Workday, Inc., Class A(1)	24,599	6,347,280
Zscaler, Inc.(1)	11,669	2,105,204
		$604,692,224

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs — 1.1%
American Tower Corp.	65,903	$ 12,087,269
Crown Castle, Inc.	61,357	5,568,761
CubeSmart	31,543	1,351,617
Digital Realty Trust, Inc.	45,622	8,090,149
Equinix, Inc.	13,383	12,618,697
Extra Space Storage, Inc.	29,538	4,418,885
Iron Mountain, Inc.	35,487	3,730,039
Lamar Advertising Co., Class A	12,312	1,498,863
Public Storage	22,498	6,736,801
SBA Communications Corp.	15,057	3,068,617
Weyerhaeuser Co.	82,826	2,331,552
		$61,501,250
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A(1)	5,839	$872,755
Asbury Automotive Group, Inc.(1)	2,587	628,719
AutoNation, Inc.(1)	4,563	774,980
AutoZone, Inc.(1)	1,858	5,949,316
Bath & Body Works, Inc.	29,800	1,155,346
Best Buy Co., Inc.	21,455	1,840,839
Burlington Stores, Inc.(1)	6,490	1,850,039
CarMax, Inc.(1)	19,883	1,625,634
Carvana Co.(1)	11,442	2,326,845
Chewy, Inc., Class A(1)	9,570	320,499
Dick's Sporting Goods, Inc.	5,422	1,240,771
Five Below, Inc.(1)	6,997	734,405
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,241,664
GameStop Corp., Class A(1)	31,480	986,583
Gap, Inc.	25,901	612,041
Home Depot, Inc.	112,751	43,859,012
Lithia Motors, Inc., Class A	3,411	1,219,194
Lowe's Cos., Inc.	64,084	15,815,931
O'Reilly Automotive, Inc.(1)	6,430	7,624,694
Penske Automotive Group, Inc.	1,776	270,733
RH(1)	2,425	954,456
Ross Stores, Inc.	35,110	5,311,090
Signet Jewelers Ltd.	1,862	150,282
TJX Cos., Inc.	129,286	15,619,042
Tractor Supply Co.	65,220	3,460,573
Ulta Beauty, Inc.(1)	5,923	2,576,090
Williams-Sonoma, Inc.	13,156	2,436,228
		$121,457,761
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	1,617,885	$405,150,762
Dell Technologies, Inc., Class C	40,205	4,633,224
Hewlett Packard Enterprise Co.	146,696	3,131,960
HP, Inc.	109,071	3,558,987
NetApp, Inc.	23,724	2,753,882
Pure Storage, Inc., Class A(1)	33,965	2,086,470
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	25,712	$ 2,219,203
Super Micro Computer, Inc.(1)	59,240	1,805,635
Western Digital Corp.(1)	44,966	2,681,322
		$ 428,021,445
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	2,145	$ 180,030
Crocs, Inc.(1)	7,218	790,588
Deckers Outdoor Corp.(1)	16,950	3,442,375
Levi Strauss & Co., Class A	21,000	363,300
lululemon Athletica, Inc.(1)	11,416	4,365,593
NIKE, Inc., Class B	130,096	9,844,364
PVH Corp.	5,522	583,951
Ralph Lauren Corp.	4,524	1,044,954
Skechers USA, Inc., Class A(1)	12,027	808,695
Tapestry, Inc.	21,176	1,383,428
VF Corp.	41,223	884,646
		$23,691,924
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17,419	$839,770
Applied Industrial Technologies, Inc.	4,824	1,155,203
Beacon Roofing Supply, Inc.(1)	4,362	443,092
Boise Cascade Co.	4,549	540,694
Core & Main, Inc., Class A(1)	23,024	1,172,152
Fastenal Co.	62,696	4,508,469
Ferguson Enterprises, Inc.	23,365	4,055,463
FTAI Aviation Ltd.	15,897	2,289,804
GATX Corp.	6,934	1,074,493
MSC Industrial Direct Co., Inc., Class A	7,733	577,578
SiteOne Landscape Supply, Inc.(1)	6,263	825,275
United Rentals, Inc.	9,729	6,853,497
W.W. Grainger, Inc.	4,886	5,150,088
Watsco, Inc.	5,610	2,658,523
WESCO International, Inc.	4,024	728,183
		$32,872,284
Water Utilities — 0.1%
American Water Works Co., Inc.	24,687	$3,073,285
Essential Utilities, Inc.	41,643	1,512,474
		$4,585,759
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	57,664	$12,728,175
		$12,728,175
Total Common Stocks (identified cost $2,586,569,493)		$5,670,160,602

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(6)	2,301,361	$ 2,301,361
Total Short-Term Investments (identified cost $2,301,361)		$ 2,301,361
Total Investments — 100.0% (identified cost $2,588,878,620)		$5,672,469,729
Other Assets, Less Liabilities — 0.0%(3)		$ 2,134,083
Net Assets — 100.0%		$5,674,603,812

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $4,985,757 and the total market value of the collateral received by the Fund was $5,119,799, comprised of U.S. government and/or agencies securities.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of December 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$7,766

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,301,361, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,247,193	$64,887,531	$(63,833,363)	$ —	$ —	$2,301,361	$41,433	2,301,361

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,670,160,602(2)	$ —	$ —	$5,670,160,602
Rights	—	—	7,766	7,766
Short-Term Investments	2,301,361	—	—	2,301,361
Total Investments	$5,672,461,963	$ —	$7,766	$5,672,469,729

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.